Consolidated Balance Sheets ¥ in Millions	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current Assets
Cash, cash equivalents, and restricted cash	$ 84,241	$ 503,505
Accounts receivable, net of allowance for CECL - trade receivable of $47,068 and $47,199 respectively	150,210	164,170
Prepaid expenses	801,625	11,765
Other receivables	2,510	3,069
Total Current Assets	1,038,586	682,509
Property and equipment, net	3,281,273	3,307,371
Other Assets
VAT credit	2,688	9,362
Total Other Assets	2,688	9,362
Total Assets	4,322,547	3,999,242
Current Liabilities:
Accounts payable and accrued liabilities	240,750	$ 101,969
Due to related party	$ 12,117
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Deferred income	$ 27,989	$ 20,068
Total Current Liabilities	280,856	122,037
Total Liabilities	280,856	122,037
Equity:
Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 12,874,496 and 11,675,216 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively	12,874	11,675
Additional paid in capital	8,362,374	6,845,394
Statutory reserve	327,140	327,140
Retained deficit	(4,689,447)	(3,363,436)
Accumulated other comprehensive (loss) income	28,750	56,432
Total Shareholders' Equity	4,041,691	3,877,205
Total Liabilities and Equity	$ 4,322,547	$ 3,999,242